Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant, and Equipment, Useful Life [Table Text Block]
Category	Estimated useful life

Office equipment	5 years
Laboratory equipment	3-8 years
Motor vehicles	10 years
Leasehold improvements	Lower of lease term or economic life